Accounts Receivable, Net - Summary Of Accounts Receivable And The Related Bad Debt Provision (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Trade Receivable	¥ 32,852		¥ 97,902
Less: bad debt provision	3,713		63,173
Total Accounts receivable, net	¥ 29,139	$ 4,573	¥ 34,729